Fair Value of Assets and Liabilities - Additional Information about Level 3 Measured at Fair Value on Recurring Basis (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016
Loans Notes and Certificates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	$ 4,041,550	$ 4,748,631	$ 4,565,653	$ 4,681,671	$ 4,681,671	$ 2,836,729
Valuation Adjustment, Beginning	206,168	265,429	206,168	265,429	253,669	125,590	$ 244,551	$ 340,870
Fair Value, Beginning	3,796,999	4,407,761	4,311,984	4,556,081	4,556,081	2,798,505
Outstanding Principal Balance, Purchases of loans	405,472	646,662	1,408,138	2,093,692	2,733,325	3,865,565
Valuation Adjustment, Purchases of loans	(469)		(474)		(656)
Fair Value, Purchases of loans	405,003	646,662	1,407,664	2,093,692	2,732,669	3,865,565
Fair Value, Transfers from loans to loans held for sale	(113,587)	(2,269)	(113,587)	(30,802)	(35,411)
Valuation Adjustment, Transfers from loans to loans held for sale
Outstanding Principal Balance, Transfers from loans to loans held for sale	(113,587)	(2,269)	(113,587)	(30,802)	(35,411)
Outstanding Principal Balance, Issuances of notes and certificates
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates
Outstanding Principal Balance, Whole loan sales	(597,304)	(603,452)	(1,862,767)	(1,782,603)
Valuation Adjustment, Whole loan sales
Fair Value, Whole loan sales	(597,304)	(603,452)	(1,862,767)	(1,782,603)
Outstanding Principal Balance, Principal payments					(2,391,807)	(1,804,719)
Valuation Adjustment, principal payments
Fair Value, Principal payments					(2,391,807)	(1,804,719)
Outstanding Principal Balance, Charge-offs	(116,070)	(112,517)	(377,376)	(284,903)	(422,125)	(215,904)
Valuation adjustment, Charge-offs	116,070	112,517	377,376	284,903	422,125	215,904
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(12,114)	(10,517)	(34,808)	(27,451)	(37,277)	(26,256)
Fair Value, Recoveries	(12,114)	(10,517)	(34,808)	(27,451)	(37,277)	(26,256)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(65,104)	(26,559)	(294,593)	(397,291)	(512,271)	(277,014)
Fair Value, Change in fair value recorded in earnings	(65,104)	(26,559)	(294,593)	(397,291)	(512,271)	(277,014)
Outstanding Principal Balance, Ending	3,620,061	4,677,055	3,620,061	4,677,055	4,565,653	4,681,671
Valuation Adjustment, Ending	206,168	265,429	206,168	265,429	253,669	125,590	244,551	340,870
Fair Value, Ending	3,413,893	4,411,626	3,413,893	4,411,626	4,311,984	4,556,081
Outstanding Principal Balance, Beginning	4,048,717	4,755,846	4,572,912	4,697,169	4,697,169	2,851,837
Valuation adjustment, Beginning	(210,037)	(264,127)	(210,037)	(264,127)	(252,017)	(125,586)	(243,135)	(339,961)
Fair value at beginning of period	3,805,582	4,415,885	4,320,895	4,571,583	4,571,583	2,813,618
Outstanding Principal Balance, Purchases of loans
Valuation Adjustment, Purchases of loans
Fair Value, Purchases of loans
Outstanding Principal Balance, Issuances of notes and certificates	394,013	644,168	1,389,999	2,047,714	2,681,109	3,861,995
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates	394,013	644,168	1,389,999	2,047,714	2,681,109	3,861,995
Outstanding Principal Balance, Whole loan sales	(602,051)	(604,160)	(1,863,045)	(1,776,747)
Valuation Adjustment, Whole loan sales	2		4
Fair Value, Whole loan sales	(602,049)	(604,160)	(1,863,041)	(1,776,747)
Outstanding Principal Balance, Principal payments					(2,385,234)	(1,800,859)
Valuation Adjustment, Principal payments
Fair Value, Principal payments					(2,385,234)	(1,800,859)
Outstanding Principal Balance, Charge-offs	(115,064)	(111,816)	(374,251)	(284,098)	(420,132)	(215,804)
Valuation Adjustment, Charge-offs	115,064	111,816	374,251	284,098	420,132	215,804
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(12,057)	(9,955)	(34,550)	(26,871)	(36,785)	(26,143)
Fair Value, Recoveries	(12,057)	(9,955)	(34,550)	(26,871)	(36,785)	(26,143)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(69,911)	(26,027)	(297,725)	(395,768)	(509,778)	(277,028)
Fair Value, Change in fair value recorded in earnings	(69,911)	(26,027)	(297,725)	(395,768)	(509,778)	(277,028)
Outstanding Principal Balance, Ending	3,725,615	4,684,038	3,725,615	4,684,038	4,572,912	4,697,169
Valuation adjustment, Ending	(210,037)	(264,127)	(210,037)	(264,127)	(252,017)	(125,586)	(243,135)	(339,961)
Fair value at end of period	3,515,578	4,419,911	3,515,578	4,419,911	4,320,895	4,571,583
Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	37,287	16,627	9,345
Valuation Adjustment, Beginning	11,266	161	11,266	161	297		956	217
Fair Value, Beginning	36,331	16,410	9,048
Outstanding Principal Balance, Purchases of loans	1,931,088	1,093,868	4,829,498	3,623,453	4,742,538	3,358,611
Valuation Adjustment, Purchases of loans	(2,136)		4,287
Fair Value, Purchases of loans	1,928,952	1,093,868	4,833,785	3,623,453	4,742,538	3,358,611
Fair Value, Transfers from loans to loans held for sale	113,587	2,269	113,587	30,802	35,411
Valuation Adjustment, Transfers from loans to loans held for sale
Outstanding Principal Balance, Transfers from loans to loans held for sale	113,587	2,269	113,587	30,802	35,411
Outstanding Principal Balance, Issuances of notes and certificates
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates
Outstanding Principal Balance, Whole loan sales	(16,710)	(2,143)	(25,431)	(4,020)	(4,762,518)	(3,358,611)
Valuation Adjustment, Whole loan sales
Fair Value, Whole loan sales	(16,710)	(2,143)	(25,431)	(4,020)	(4,762,518)	(3,358,611)
Outstanding Principal Balance, Principal payments	(1,787,527)	(1,095,716)	(4,648,913)	(3,635,330)	(5,927)
Valuation Adjustment, principal payments	3,874		(1,656)
Fair Value, Principal payments	(1,783,653)	(1,095,716)	(4,650,569)	(3,635,330)	(5,927)
Outstanding Principal Balance, Charge-offs	(534)		(895)		(159)
Valuation adjustment, Charge-offs	534		895		159
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries
Fair Value, Recoveries
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(12,582)	56	(14,495)	(161)	(456)
Fair Value, Change in fair value recorded in earnings	(12,582)	56	(14,495)	(161)	(456)
Outstanding Principal Balance, Ending	277,191	14,905	277,191	14,905	9,345
Valuation Adjustment, Ending	11,266	161	11,266	161	297		$ 956	$ 217
Fair Value, Ending	$ 265,925	$ 14,744	$ 265,925	$ 14,744	$ 9,048